S000070685 [Member] Investment Strategy - JOHCM International Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, primarily in equity securities of companies located outside the United States, which may include some companies located in emerging market countries. The Fund may invest in non‑U.S. companies of any size, including small- and mid‑capitalization companies. Equity securities include common and preferred stocks and include rights and warrants to subscribe to common stock or other equity securities. The Fund may achieve its equity exposure either directly or indirectly, such as through depositary receipts or participatory notes. The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. These countries may change from time to time.
The Fund operates as a “diversified” investment company and will typically own between 25‑50 holdings. The portfolio managers aim to achieve above-average risk-adjusted total returns with lower-than-average volatility (as measured against peers or relevant indices). The portfolio managers seek to achieve this through investing in a benchmark-agnostic portfolio what they believe to be of attractively-valued, high-quality companies with a typical investment horizon of three to five years. The portfolio managers seek to assess intrinsic value of such companies based on cash flow expectations and long-term competitive advantages. They prioritize companies that they believe can generate cash profits reliably over many years and have opportunities to pay dividends and/or reinvest some of those profits at high rates of return. The portfolio managers look for opportunities where the capital markets underappreciate and misprice quality characteristics and growth potential. The portfolio managers believe that many market participants underestimate the potential for change and improvement of individual companies because they focus on and extrapolate a narrow range of backward-looking metrics such as recent earnings growth and historic returns on capital.
The portfolio managers believe that a key risk to any investor is permanent impairment of capital from owning overvalued assets. Overvaluation may result either from strong share price performance or from a deterioration in the expected intrinsic value of the underlying business. Therefore, the Fund maintains a valuation discipline intended to ensure that assets are only bought when they are attractively valued, in absolute terms (rather than relative to peers or benchmarks), with reference to their estimated intrinsic value, and are sold when they become overvalued on the same basis.
Consistent with the Fund’s absolute valuation discipline, the portfolio managers may determine to delay reinvestment of sale proceeds or other available cash immediately, instead holding positions in cash and cash equivalents, including money market funds, potentially in an amount up to 20% of the net assets of the Fund, while examining and awaiting available investment opportunities.
Additionally, as part of the research and security selection processes, the portfolio managers ordinarily consider financially material environmental, social and governance (“ESG”) factors that they believe have the potential to adversely affect the long-term performance of a company. In doing so, the portfolio managers conduct their own proprietary ESG analysis, in addition to having access to third-party analytics sources such as Sustainalytics and MSCI, which they may use to augment or contextualize their own analysis. The portfolio managers’ ESG analysis is conducted on a company‑by‑company basis and does not place greater emphasis on any particular environmental, social or governance factor. The objective of the analysis is to identify both risks, which may result in a decision not to invest, and opportunities for engagement, where the portfolio managers judge that this has the potential to yield positive outcomes by bolstering the company’s path to improvement.